18. Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

18.	Goodwill and Other Intangible Assets

(a)       Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 were as follows:

Balance as of December 31, 2015	$75,969
Impairment loss charged during the year	(65,223)
Foreign currency translation	(10,746)
Balance as of December 31, 2016	$–
Acquisition of Heliostixio (Note 3)	683
Balance as of December 31, 2017	$683

The Goodwill of $683 as of December 31, 2017 was from the acquisition of Heliostixio in December 2017 (See Note 3 Business Combination). No impairment provision for goodwill was made during the year ended December 31, 2017.

Accumulated impairment losses at December 31, 2016 for our single reporting unit were $65,223.

2016 Goodwill Impairment Testing

Our annual impairment analysis was performed on December 31, 2016. The Group elected to perform the first step of the two-step goodwill impairment test instead of first performing a qualitative goodwill impairment test. Such first-step impairment test represented the comparison of the fair value of the reporting unit with its carrying amount, including goodwill. Due to deterioration in the environment in which the Group operates and the decline in the Group’s actual and projected financial performance, it was considered more likely than not that the fair value of the reporting unit was less than its carrying value. The Group has only one reporting unit, which is also its single operating and reporting segment: solar energy products and services.

Significant estimates used in income approach fair value calculations included: (i) future sales volumes and average selling prices per watt; (ii) cost per watt projections for module and system sales; (iii) future effective tax rates, which are estimated to be between 10% and 35%; (iii) forecasts of capital expenditures and working capital requirements; (iv) discount rates, which are estimated to range between 11.5% and 18%; and (v) future terminal values of the reporting unit, which are based on its ability to exist into perpetuity. Significant estimates used in our market approach fair value calculations included business enterprise values and revenue multiples of various publicly traded companies. The underlying assumptions used in the first step of 2016 impairment test also considered market capitalization of the Company as of the date of testing and current solar industry market conditions.

As a result of the testing, the Group determined that the estimated fair value of the Group’s single reporting unit was less than its carrying value, which required the Group to perform the second step of the goodwill impairment test. The Group performed such second-step impairment test to determine the implied fair value of goodwill for the single reporting unit, which required the Group to allocate the fair value of the reporting unit to its individual assets and liabilities, including any unrecognized intangible assets. Based on this second-step impairment test, the implied fair value of goodwill for the reporting unit was $nil, and the Group recorded an impairment loss of $65,223, which was included in impairment charges in the consolidated statements of operations for the year ended December 31, 2016.

(b)         Other Intangible Assets

Intangible assets consisted of the following:

	Useful Life (in months)	Gross	Accumulated Amortization	Impairment Charge	Net
As of December 31, 2017
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,717	(1,086)	(1,326)	2,305
Website	36	270	(156)	(114)	–
		$7,687	$(3,942)	$(1,440)	$2,305
As of December 31, 2016
Patent	57	$2,700	$(2,700)	$–	$–
Customer Relationship	120	4,717	(746)	(1,235)	2,736
Website	36	270	(75)	–	195
		$7,687	$(3,521)	$(1,235)	$2,931

The customer relationship was mainly contributed by the acquisition of Solar Juice in May 2015. As customer relationship with clients was the key driver of the revenue for Solar Juice, which will bring further economic benefit to the Group’s business. Therefore, the customer relationship was separately identified as an intangible asset on the acquisition date. The balance is amortized over the useful life of 10 years. The Group recorded impairment loss of $91, $1,235 and $nil on customer relationship, respectively, for the years ended December 31, 2017, 2016 and 2015. The Group recorded impairment loss of $114 on the website for the year ended December 31, 2017 since it may not be recoverable.

Amortization expense for other intangible assets was $390, $519 and $862 for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017, the estimated future amortization expense related to other intangible assets is as follows:

2018	$302
2019	302
2020	302
2021	302
2022	302
Thereafter	795
$$2,305